1933 Act File No. 333-218374

1940 Act File No. 811-23259

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 44	☒

Federated Hermes Adviser Series

(Exact name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire
1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On June 29, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On __________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 41 Filed April 8, 2021 in their entirety.

Item 28. Exhibits

(a)	Declaration of Trust
1	Conformed copy of the Certificate of Trust of the Registrant dated July 12, 2017, including Amendments dated August 15, 2018 and June 26, 2020 as filed via EDGAR in Post-Effective Amendment No. 33 on July 29, 2020 on Form N-1A (File Nos. 811-23259 and 333-218374).
2	Conformed copy of the Declaration of Trust of the Registrant dated July 12, 2017, including Amendment Nos. 1 through 9 as filed via EDGAR in Post-Effective Amendment No. 37 on December 23, 2020 on Form N-1A (file Nos 81-23259 and 333-218374).

(b)	By-Laws
Conformed copy of the By-Laws of the Registrant dated July 12, 2017 as filed via EDGAR in Post-Effective Amendment No. 33 on July 29, 2020 on Form N-1A (File Nos. 811-23259 and 333-218374).

(c)	Instruments Defining Rights of Security Holders
Federated Securities Corp. does not issue share certificates for this Registrant.

(d)	Investment Advisory Contracts
Federated MDTA, LLC
1	Conformed copy of the Investment Advisory Contract of the Registrant dated June 1, 2017, including Exhibits A and B, and Limited Power of Attorney dated June 1, 2017	+
Federated Global Investment Management Corp.
2	Conformed copy of the Investment Advisory Contract of the Registrant dated September 1, 2018, including Exhibits A through H and Limited Power of Attorney dated September 1, 2018 as filed via EDGAR in Post-Effective Amendment No. 31 on June 1, 2020 on Form N-1A (File Nos. 333-218374 and 811-23259).
Federated Investment Management Company
3	Conformed copy of the Investment Advisory Contract of the Registrant dated December 1, 2018, including Exhibits A through E and Limited Power of Attorney dated December 1, 2018 as filed via EDGAR in Post-Effective Amendment No. 39 on January 20, 2021 on Form N-1A (File Nos 333-218374 and 811-23259.
Sub-Advisory Agreement-Federated Global Investment Management Corp and Hermes Investment Management Limited
4	Conformed copy of the Sub-Advisory Agreement of the Registrant dated September 1, 2018, including Exhibits A through E and Limited Power of Attorney dated September 1, 2018 as filed via EDGAR in Post-Effective Amendment No. 31 on June 1, 2020 on Form N-1A (File Nos. 333-218374 and 811-23259).
Sub-Advisory Agreement-Federated Investment Management Company and Hermes Investment Management Limited
5	Conformed copy of the Sub-Advisory Agreement of the Registrant dated December 1, 2018, including Exhibits A through C and Limited Power of Attorney dated December 1, 2018 as filed via EDGAR in Post-Effective Amendment No. 31 on June 1, 2020 on Form N-1A (File Nos. 333-218374 and 811-23259).
Sub-Advisory Agreement-Federated Global Investment Management Corp and Polaris Capital Management, LLC
6	Conformed copy of the Sub-Advisory Agreement of the Registrant dated August 23, 2019, including Exhibit A and Limited Power of Attorney dated August 23, 2019 as filed via EDGAR in Post-Effective Amendment No. 31 on June 1, 2020 on Form N-1A (File Nos. 333-218374 and 811-23259).

(e)	Underwriting Contracts
1	Conformed copy of the Distributor’s Contract of the Registrant dated May 16, 2017, including Exhibits A through DDD.	+
2	Conformed copy of the Distributor’s Contract for Class B Shares of the Registrant dated October 24, 1997, including Amendments dated October 1, 2003 and June 1, 2001 as filed via EDGAR in Post-Effective Amendment No. 35 on October 27, 2020 on Form N-1A (File Nos 333-218374 and 811-23259).

(f)	Bonus or Profit Sharing Contracts
Not applicable

(g)	Custodian Agreements
1	Conformed copy of the Amended and Restated Master Custodian Agreement dated June 7, 2005 by and between The Bank of New York Mellon and the Registrant, including Amendments 1 through 33, and Exhibits A and B revised June 1, 2021.	+
2	Conformed copy of Amended and Restated Master Custodian Agreement dated March 1, 2017 by and between State Street Bank and Trust Company and the Registrant, including Appendix A, revised as of June 1, 2021 as filed via EDGAR in Post-Effective Amendment No. 42 on June 10, 2021 on Form N-1A (File Nos 333-218374 and 811-23259).

(h)	Other Material Contracts

1	Services Agreement
(a)	Conformed copy of the Services Agreement between Federated Advisory Services Company and Federated MDTA LLC dated July 31, 2006, including Schedule 1 (revised February 1, 2021) as filed via EDGAR in Post-Effective Amendment No. 41 on April 8, 2021 on Form N-1A (File Nos. 333-218374 and 811-23259).
(b)	Conformed copy of the Services Agreement between Federated Advisory Services Company and Federated Global Investment Management Corp. dated January 1, 2004, including Schedule 1 (revised December 1, 2020) as filed in via EDGAR Post-Effective Amendment No. 37 on December 23, 2020 on Form N-1A (file Nos 81-23259 and 333-218374).
(c)	Conformed copy of the Services Agreement between Federated Advisory Services Company and Federated Investment Management Company dated January 1, 2004, including Schedule 1 (revised June 1, 2021).	+
(d)	Conformed copy of the Second Amended and Restated Services Agreement, amended and restated as of December 1, 2001, between Federated Shareholder Services Company and the Registrant, including Schedule 1 (revised June 1, 2021)	+
(e)	Conformed copy of the Principal Shareholder Servicer’s Agreement for Class B Shares of the Registrant dated October 24, 1997 as filed via EDGAR in Post-Effective Amendment No. 35 on October 27, 2020 on Form N-1A (File Nos 333-218374 and 811-23259).
(f)	Conformed copy of the Shareholder Services Agreement for Class B Shares of the Registrant dated October 24, 1997. as filed via EDGAR in Post-Effective Amendment No. 37 on December 23, 2020 on Form N-1A (file Nos 81-23259 and 333-218374).

2	Transfer Agency Agreement
Conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company dated January 31, 2017, including Exhibit A (revised March 2, 2021) and Schedules as filed via EDGAR in Post-Effective Amendment No. 42 on June 10, 2021 on Form N-1A (File Nos. 333-218374 and 811-23259)

3	Administrative Services Agreement
Conformed copy of the Second Amended and Restated Agreement for Administrative Services between the Federated Funds and Federated Administrative Services dated September 1, 2017, including Exhibit A (revised March 1, 2021) and Exhibit B as filed via EDGAR in Post-Effective Amendment No. 41 on April 8, 2021 on Form N-1A (File Nos. 333-218374 and 811-23259).

4	Financial Administration and Accounting Agreement
(a)	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and The Bank of New York Mellon dated March 1, 2011 as amended, including Schedule 1 (updated as of June 1, 2021)	+
(b)	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and State Street Bank and Trust Company dated March 1, 2011, as amended, including Exhibit A (updated as of March 1, 2021) as filed via EDGAR in Post-Effective Amendment No. 42 on June 10, 2021 on Form N-1A (File Nos. 333-218374 and 811-23259)

(i)	Legal Opinion
1	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated MDT Large Cap Value Fund, as filed in Pre-Effective Amendment No. 1 on August 25, 2017 on Form N-1A (File Nos. 811-23259 and 333-218374).
2	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes SDG Engagement Equity Fund, as filed in Post-Effective Amendment No. 5 on November 1, 2018 on Form N-1A (File Nos. 811-23259 and 333-218374).
3	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes Global Equity Fund and Federated Hermes Global Small Cap Fund, as filed in Post-Effective Amendment No. 11 on March 15, 2019 on Form N-1A (File Nos. 811-23259 and 333-218374).
4	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes Absolute Return Credit Fund and Federated Hermes Unconstrained Credit Fund, as filed in Post-Effective Amendment No. 12 on March 29, 2019 on Form N-1A (File Nos. 811-23259 and 333-218374).
5	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes International Equity Fund, as filed in Post-Effective Amendment No. 17 on June 26, 2019 on Form N-1A (File Nos. 811-23259 and 333-218374).
6	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Emerging Markets Equity Fund, Federated International Equity Fund and Federated International Growth Fund, as filed in Post-Effective Amendment No. 20 on August 26, 2019 on Form N-1A (File Nos. 811-23259 and 333-218374).
7	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes SDG Engagement High Yield Credit Fund, as filed in Post-Effective Amendment No. 22 on September 18, 2019 on Form N-1A (File Nos. 811-23259 and 333-218374).
8	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes U.S. SMID Fund as filed via EDGAR in Post-Effective Amendment No. 31 on June 1, 2020 on Form N-1A (File Nos. 333-218374 and 811-23259).
9	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes Conservative Municipal Microshort Fund and Federated Hermes Conservative Microshort as filed via EDGAR in Post-Effective Amendment No. 40 on January 29, 2021 on Form N-1A (File Nos 333-218374 and 811-23259).
10	Form of Opinion and Consent of Counsel as to the legality of shares being registered for Federated Hermes MDT Market Neutral Fund as filed via EDGAR in Post-Effective Amendment No. 41 on April 8, 2020 on Form N-1A (File Nos. 333-218374 and 811-23259).

(j)	Other Opinions
1	Conformed copy of Consent of Independent Registered Public Accounting Firm Ernst & Young LLP	N/A
2	Conformed copy of Consent of Independent Registered Public Accounting Firm Deloitte & Touche LLP	N/A
3	Conformed copies of Consents of Independent Registered Public Accounting Firm KPMG LLP	N/A

(k)	Omitted Financial Statements
Not Applicable

(l)	Initial Capital Agreements
Conformed copy of Initial Capital Understanding, as filed in Pre-Effective Amendment No. 1 on August 25, 2017 on Form N-1A (File Nos. 811-23259 and 333-218374).

(m)	Rule 12b-1 Plan
1	Form of the Distribution Plan between certain classes of the Registrant and Federated Securities Corp., dated May 16, 2017, including Exhibit A through Exhibit BB as filed via EDGAR in Post-Effective Amendment No. 41 on April 8, 2021 on Form N-1A (File Nos. 333-218374 and 811-23259).
2	Conformed copy of the Distribution Plan for Class B Shares of the Registrant dated October 24, 1997 as filed via EDGAR in Post-Effective Amendment No. 35 on October 27, 2020 on Form N-1A (File Nos 333-218374 and 811-23259).

(n)	Rule 18f-3 Plan
	Conformed copy of the Multiple Class Plan and all share class Exhibits as adopted by certain Federated investment companies offering separate classes of shares	+

(o)	Powers of Attorney
Conformed copy of Power of Attorney of the Registrant dated November 1, 2020. as filed via EDGAR in Post-Effective Amendment No. 37 on December 23, 2020 on Form N-1A (file Nos 81-23259 and 333-218374).

(p)	Codes of Ethics
1	Conformed copy of Federated Hermes, Inc. Code of Ethics for Access Persons, effective January 31, 2020 as filed via EDGAR in Post-Effective Amendment No. 31 on June 1, 2020 on Form N-1A (File Nos. 333-218374 and 811-23259).
2	Copy of the Personal Account Dealing Policy for Hermes Investment Management as filed via EDGAR in Post-Effective Amendment No. 37 on December 23, 2020 on Form N-1A (file Nos 81-23259 and 333-218374).
3	Copy of the Polaris Capital Management, LLC Code of Ethics effective January 2020 as filed via EDGAR in Post-Effective Amendment No. 33 on July 29, 2020 on Form N-1A (File Nos. 811-23259 and 333-218374).

+	Exhibit is being filed electronically with registration statement

Exhibit List for Inline Interactive Data File Submission. (to be filed by amendment)

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29. Persons Controlled by or Under Common Control with the Fund:
No persons are controlled by the Fund.

Item 30. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant's Declaration of Trust, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant (or its series, as applicable) is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contract, and Sub-advisory Agreement as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment adviser, and sub-adviser as applicable, (collectively, “Advisers”) of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31 Business and Other Connections of Investment Adviser: Federated Global Investment Management Corp.
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.) and John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business addresses of the Officers of the Investment Adviser are: 1001 Liberty Avenue, Pittsburgh, PA 15222-3779; 101 Park Avenue, 41st Floor, New York, NY 10178 and 400 Meridian Centre, Suite 200, Rochester, NY 14618. Some of these individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President:	Stephen F. Auth Anne H. Kruczek
Senior Vice Presidents:	John S. Ettinger Timothy Goodger James Gordon William P. Pribanic Martin Christian Schulz Hans Utsch Richard A Winkowski, Jr. Yu (Calvin) Zhang
Vice Presidents:

Steven Abrahamson

Jonathan Art

Thomas J. Banks

Mark S. Bauknight

Thomas M. Brakel

G. Andrew Bonnewell

Steven A. Chiavarone

Darius Czoch

Stephen DeNichilo

Fabrice Di Giusto

Steven Friedman

Qun Liu

Marc Halperin

Qun Liu

Barbara E. Miller

John F. Sherman

Anastacio U. Teodoro, IV

Vivian Wohl

Assistant Vice Presidents:	William Scott Camp Charles Curran Michael Czekaj Keith Michaud Robert Szeles
Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31 Business and Other Connections of Investment Adviser: Federated Investment Management Company
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Anne H. Kruczek Robert J. Ostrowski Timothy G. Trebilcock
Senior Vice Presidents:

Todd Abraham

J. Scott Albrecht

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Marian R. Marinack

Mary Jo Ochson

Jeffrey A. Petro

Ihab Salib

Michael W. Sirianni, Jr.

Steven J. Wagner

Paige Wilhelm

Vice Presidents:

Christopher S. Bodamer

G. Andrew Bonnewell

Hanan Callas

David B. Catalane, Jr.

Nicholas S. Cecchini

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Kevin M. Fitzpatrick

Timothy P. Gannon

Kathryn P. Glass

James L. Grant

Patricia L. Heagy

Nathan H. Kehm

Allen J. Knizner

Tracey Lusk

Karen Manna

Daniel James Mastalski

Robert J. Matthews

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph M. Natoli

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas C. Scherr

John Sidawi

Kyle Stewart

Patrick J. Strollo, III

Mary Ellen Tesla

James Damen Thompson

Nicholas S. Tripodes

Anthony A. Venturino

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:

John Badeer

Patrick Benacci

James Chelmu

Jordan Gregov

Brandon Ray Hochstetler

Jeff J. Ignelzi

Nick Navari

Bradley Payne

Braden Rotberg

John W. Scullion

Steven J. Slanika

Peter Snook

Tyler R. Stenger

Randal Stuckwish

Michael S. Wilson

Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31 Business and Other Connections of Investment Adviser: Federated MDTA LLC
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, and John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business address of Gordon Ceresino is 125 High Street, Oliver Tower, 21st Floor, Boston, MA 02110. The business address of the remaining Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. These remaining officers are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
Vice Chairman:	Gordon Ceresino
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President:	Anne H. Kruczek
Senior Vice President:	Edward Foss Daniel J. Mahr William Pribanic
Vice Presidents:	Thomas T. Beals John C. Duane Frederick L. Konopka John Paul Lewicke Keith E. Michaud Tony Ng Kelly Patel John F. Sherman Sarah A. Stahl Gregory Sterzel Shuo Damien Zhang
Assistant Vice Presidents:	Michael G. Bertani Kevin R. Walker
Secretary:	George F. Magera
Assistant Secretary:	Edward C. Bartley
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following investment companies, including the Registrant:
Federated Hermes Adjustable Rate Securities Trust
Federated Hermes Adviser Series
Federated Hermes Core Trust
Federated Hermes Core Trust III
Federated Hermes Equity Funds
Federated Hermes Equity Income Fund, Inc.
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Global Allocation Fund
Federated Hermes Government Income Securities, Inc.
Federated Hermes Government Income Trust
Federated Hermes High Income Bond Fund, Inc.
Federated Hermes High Yield Trust
Federated Hermes Income Securities Trust
Federated Hermes Index Trust
Federated Hermes Institutional Trust
Federated Hermes Insurance Series
Federated Hermes Intermediate Municipal Trust
Federated Hermes International Series, Inc.
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Managed Pool Series
Federated Hermes MDT Series
Federated Hermes Money Market Obligations Trust
Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Premier Municipal Income Fund
Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Term Government Trust
Federated Hermes Total Return Government Bond Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes World Investment Series, Inc.

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Peter W. Eisenbrandt Anne H. Kruczek Solon A. Person, IV
Senior Vice Presidents:

Irving Anderson

Daniel G. Berry

Jack Bohnet

Edwin J. Brooks, III

Bryan Burke

Scott J. Charlton

Steven R. Cohen

James S. Conley

Stephen R. Cronin

Charles L. Davis, Jr.

Michael T. DiMarsico

Jack C. Ebenreiter

James Getz, Jr.

Scott A. Gunderson

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

Jeffrey S. Jones

Ryan W. Jones

Scott D. Kavanagh

Michael Koenig

Edwin C. Koontz

Jane E. Lambesis

Jerry Landrum

Hans W. Lange, Jr.

Michael Liss

Diane Marzula

Amy Michaliszyn

Richard C. Mihm

Vincent T. Morrow

John C. Mosko

Alec H. Neilly

Keith Nixon

James E. Ostrowski

Stephen Otto

Richard P. Paulson

Richard A. Recker

Diane M. Robinson

Brian S. Ronayne

Timothy A. Rosewicz

Eduardo G. Sanchez

Tom Schinabeck

Edward L. Smith

John A. Staley

Mark J. Strubel

William C. Tustin

Michael N. Vahl

G. Walter Whalen

Lewis C. Williams

Michael Wolff

Daniel R. Wroble

Erik Zettlemayer

Paul Zuber

Vice Presidents:

Frank Amato

Catherine M. Applegate

Kenneth C. Baber

Raisa E. Barkaloff

Robert W. Bauman

Marc Benacci

Christopher D. Berg

Bill Boarts

Zachary Bono

Matthew A. Boyle

Edward R. Bozek

Thomas R. Brown

Mark Carroll

Dan Casey

Stephen J. Costlow

Mary Ellen Coyne

David G. Dankmyer

Christopher T. Davis

Charles R. Ebbs

Donald Edwards

Mark A. Flisek

Stephen Francis

Heather W. Froelich

David D. Gregoire

Raymond J. Hanley

George M. Hnaras

Scott A. Holick

Christopher Jackson

Todd Jones

Patrick Kelly

Nicholas R. Kemerer

Robert H. Kern

Shawn E. Knutson

Crystal C. Kwok

David M. Larrick

Justin Levy

John P. Liekar

Jonathan Lipinski

Paul J. Magan

Alexi A. Maravel

Meghan McAndrew

Martin J. McCaffrey

Samuel McGowan

Daniel McGrath

Brian McInis

Harry Mills

Mark J. Murphy

Ryan M. Newman

Catherine M. Nied

Ted Noethling

John A. O’Neill

Mark Patsy

Marcus Persichetti

Max E. Recker

Emory Redd

Matt Ryan

John Shrewsbury Peter Siconolfi Bradley Smith John R. Stanley Jonathan Sullivan Gregory Tzanoukakis David Wasik Brian R. Willer Littell L. Wilson James J. Wojciak
Assistant Vice Presidents:

Debbie Adams-Marshall

Edward R. Costello

Adina A. Davis

Madison Dischinger

Kristen C. Kiesling

Anthony W. Lennon

Stephen R. Massey

Carol McEvoy McCool

John K. Murray

Melissa R. Ryan

Carol Anne Sheppard

Scott A. Vallina

Laura Vickerman

Secretary:	Kary A. Moore
Assistant Secretaries:	Edward C. Bartley
Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33. Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing.)
Federated Administrative Services (Administrator)	1001 Liberty Avenue Pittsburgh, PA 15222-3779

Federated Global Investment Management Corporation

(Adviser to Federated Hermes Global Equity Fund, Federated Global Small Cap Fund, Federated Hermes International Equity Fund and Federated Hermes SDG Engagement Equity Fund, Federated Emerging Markets Equity Fund, Federated International Equity Fund, Federated International Growth Fund, Federated Hermes U.S. SMID Fund)

101 Park Avenue 41st Floor New York, NY 10178

Federated Investment Management Company

(Adviser to Federated Hermes Absolute Return Credit Fund, Federated Hermes Unconstrained Credit Fund, Federated Hermes SDG High Yield Credit Fund, Federated Hermes Conservative Microshort Fund, Federated Hermes Conservative Municipal Microshort Fund)

1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated MDTA LLC (Adviser to Federated MDT Large Cap Value Fund and Federated Hermes MDT Market Neutral Fund)	125 High Street Oliver Street Tower, 21st Floor Boston, MA 02110

Hermes Investment Management Limited

(Sub-Adviser to Federated Hermes Absolute Return Credit Fund, Federated Hermes Global Equity Fund, Federated Hermes Global Small Cap Fund, Federated Hermes International Equity Fund, Federated Hermes SDG Engagement Equity Fund, Federated Hermes Unconstrained Credit Fund, Federated Hermes SDG High Yield Credit Fund)

Sixth Floor 150 Cheapside London EC2V 6ET England
Polaris Capital Management LLC (Sub-Adviser to Federated International Equity Fund)	121 High Street Boston, MA 02110
State Street Bank and Trust Company (Transfer Agent and Dividend Disbursing Agent)	P.O. Box 219318 Kansas City, MO 64121-9318
State Street Bank and Trust Company (Custodian)	1 Iron Street Boston, MA 02110
Bank of New York Mellon (Custodian)	The Bank of New York Mellon One Wall Street New York, NY 10286

Item 34. Management Services: Not applicable.

Item 35. Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Federated Hermes Adviser Series has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of June, 2021.

FEDERATED HERMES ADVISER SERIES
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 23, 2021
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
John B. Fisher*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen E. Lally-Green*	Trustee
Thomas O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney